Financial Instruments - Fair Value and Financial Risk management - Schedule of Financial Liabilities (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 18, 2023	Jun. 30, 2022 USD ($)
Risk free rate
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0448
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Increase in fair value of derivative financial instrument due to a 10% increase in volatility assumption	$ 0	$ 0
Risk free rate | Convertible Notes 3, 4, and 5
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities			0.0563
Risk free rate | Senior Convertible Note
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities			0.0515
Risk free rate | Black-Scholes Formula
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0448
Volatility
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.70
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Increase in fair value of derivative financial instrument due to a 10% increase in volatility assumption	$ 200,000	$ 200,000
Volatility | Black-Scholes Formula
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.70		0.40
Financial liabilities at amortised cost, category | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 561,000			$ 192,000
Financial liabilities at amortised cost, category | Warrants | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,670,000	0
Financial liabilities at amortised cost, category | NETC Earnouts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,953,000	0
Financial liabilities at amortised cost, category | Derivative Liabilities, Promissory Note | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	561,000	0
Financial liabilities at amortised cost, category | Derivative Liabilities, Convertible Notes and Senior Convertible Notes | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 192,000